6. Deconsolidation of Sinsin (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2017	Dec. 31, 2016
Restricted cash	$ 458	$ 36		$ 2,712
Accounts receivable	27,777	11,951
Prepaid expenses and other current assets	4,382	5,983
Property, plant and equipment, net	21,150	23,392
Total assets	188,728	317,311
Accounts payable	16,271	19,064
Income tax payable	293	67
Other current liabilities	62,643	62,399
Total liabilities	$ 188,658	$ 414,955
Sinsin [Member]
Restricted cash			$ 2,679
Accounts receivable			3,594
Prepaid expenses and other current assets			4,000
Amount due from inter-group entities			7,817
Property, plant and equipment, net			55,458
Deferred tax assets			179
Total assets			73,727
Accounts payable			809
Income tax payable			243
Deferred tax liabilities			2,958
Other current liabilities			111
Total liabilities			$ 4,121